SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Payroll and related expenses					$ 2,067	$ 1,912
Share-based compensation			$ 1,097	$ 1,322	1,752	1,386
Research and development expense	$ 1,612	$ 1,953	$ 4,594	$ 5,852	7,736	6,153
Research and Development Expense [Member]
Payroll and related expenses					3,558	3,030
Share-based compensation					387	183
Professional services					2,097	1,532
Materials					559	703
Patents					341	251
Rent					224	206
Office and maintenance expenses					100	123
Depreciation					102	72
Other					368	53
Research and development expense					$ 7,736	$ 6,153